TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - Management Fees (Details) (USD $)	3 Months Ended		6 Months Ended		25 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Nov. 16, 2011	Oct. 30, 2011	Oct. 01, 2009	Nov. 16, 2007
Management fees
Management agreement date								Nov. 16, 2007
First revision date							Oct. 01, 2009
Second revision date						Oct. 01, 2011
Daily management fee per Ultra-Handymax vessel			$ 4.65		$ 4.5
Daily management fee per Panamax vessel			4.55		4.4
Daily management fee per Capesize vessel			5.65		5.5
Management fees	$ 8,586,000	$ 7,323,000	$ 17,077,000	$ 14,557,000